Equity (Details) - Schedule of warrants activity - $ / shares	1 Months Ended	2 Months Ended		12 Months Ended
	Apr. 11, 2019	Jan. 22, 2020	May 20, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of warrants activity [Abstract]
Balance of warrants outstanding, number of shares				1,903,370	3,033,370	273,370
Balance of warrants outstanding, weighted average life (Years)				3 years 1 month 17 days	4 years 4 months 17 days	3 years 11 months 8 days
Balance of warrants outstanding, weighted average exercise price				$ 4.85	$ 3.58	$ 21.00
Grants of Warrants on number of shares	1,680,000	20,000,000	1,080,000
Grants of Warrants on weighted average life (Years)	5 years		5 years 6 months
Grants of Warrants on weighted average exercise price	$ 2.20	$ 1.80	$ 1.32
Exercise of Warrants granted on number of shares	(150,000)	(20,000,000)	(980,000)
Exercise of Warrants granted on weighted average life (Years)	5 years		5 years 6 months
Exercise of Warrants granted on weighted average exercise price	$ 2.20	$ 1.80	$ 1.32